DEBT	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
DEBT

16. DEBT

As of December 31, 2023 and 2022, the debt of the Group was as follows (all loans are USD denominated, except loans in Colombia are COP denominated):

Financial Institution	Type	Expiration	Annual Interest Rate	Restricted Cash at December 31, 2023	Restricted Cash at December 31, 2022	Remaining Borrowing Capacity at December 31, 2023	Amount Outstanding at December 31, 2023	Amount Outstanding at December 31, 2022
Costa Rica (USD denominated)
Banco Davivienda Costa Rica, S.A	Mortgage Loan	Refinanced	3Mo Secured Overnight Financing Rate (“SOFR”) + 435 bps, no min. rate	$—	$874,210	$—	$—	$30,411,676
Banco Davivienda Costa Rica, S.A	Mortgage Loan	Refinanced	3Mo SOFR + 435 bps, no min. rate	—	309,814	—	—	11,355,244
Banco Davivienda Costa Rica, S.A	Mortgage Loan	Refinanced	3Mo SOFR + 435 bps, no min. rate	—	142,244	—	—	4,856,716
Banco Davivienda Costa Rica, S.A	Mortgage Loan	Refinanced	3Mo SOFR + 442 bps, no min. rate	—	339,900	—	—	10,731,686
Banco Davivienda Costa Rica, S.A	Mortgage Loan	Refinanced	3Mo SOFR + 435 bps, no min. rate	—	320,940	—	—	3,865,901
Banco Davivienda Costa Rica, S.A.	Mortgage Loan	Nov, 2038	Year 1: 7.0% Year 2: 7.3% Thereafter: 3Mo SOFR + 240 bps	—	—	—	7,974,306	—
BAC Credomatic, S.A.	Mortgage Loan	Refinanced	3Mo SOFR + 432 bps, no min. rate	—	—	—	—	2,218,382
BAC Credomatic, S.A.	Mortgage Loan	Refinanced	3Mo SOFR + 440 bps, no min. rate	—	—	—	—	3,034,137

Financial Institution	Type	Expiration	Annual Interest Rate	Restricted Cash at December 31, 2023	Restricted Cash at December 31, 2022	Remaining Borrowing Capacity at December 31, 2023	Amount Outstanding at December 31, 2023	Amount Outstanding at December 31, 2022
BAC Credomatic, S.A.	Mortgage Loan	Refinanced	US Prime Rate + 110 bps, no min. rate	—	—	—	—	972,476
BAC Credomatic, S.A.	Mortgage Loan	Refinanced	3Mo SOFR + 439 bps, no min. rate	—	—	—	—	6,562,983
BAC Credomatic, S.A.	Mortgage Loan	July 2031	3Mo SOFR + 378 bps, no min. rate (except for the fixed rate of 8.1% from March 2023 to March 2024)	—	—	1,141,001	46,908,999	34,997,899
Banco Promerica de Costa Rica, S.A.	Mortgage Loan	Refinanced	Prime Rate + 275 bps, no min. rate	—	2	—	—	6,697,365
Banco Nacional de Costa Rica, S.A.	Mortgage Loan	Refinanced	0-2 years: 6.5%, Thereafter: 290 bps + US Prime Rate, no min. rate	—	—	—	—	7,583,783
Banco Nacional de Costa Rica, S.A.	Mortgage Loan	April 2048	Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps	—	—	—	65,727,171	—
Banco Nacional de Costa Rica, S.A.	Mortgage Loan	April 2048	Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps	480,000	—	—	18,285,023	—
Banco Nacional de Costa Rica, S.A.	Mortgage Loan	April 2048	Year 1: 5.9% Year 2: 6.2% Thereafter: 3Mo SOFR +140 bps	—	—	—	15,164,206	—
Banco Nacional de Costa Rica, S.A.	Mortgage Loan	April 2048	Year 1: 6.4% Year 2: 7.3% Thereafter: 3Mo SOFR + 280 bps	140,485	—	—	6,918,421	—

Financial Institution	Type	Expiration	Annual Interest Rate	Restricted Cash at December 31, 2023	Restricted Cash at December 31, 2022	Remaining Borrowing Capacity at December 31, 2023		Amount Outstanding at December 31, 2023	Amount Outstanding at December 31, 2022
Total Costa Rica Loans				$620,485	$1,987,110		$1,141,001	$160,978,126	$123,288,248
Peru (USD denominated)
International Finance Corporation Tranche 1	Mortgage Loan	Refinanced	6Mo SOFR + 425 bps, no min. rate	—	—		—	—	21,671,047
International Finance Corporation Tranche 2	Mortgage Loan	Refinanced	6Mo SOFR + 525 bps no min. rate	—	1,205,162			—	15,009,719
BBVA Peru Tranche 1	Mortgage Loan	March 2053	8.50%	—	—		—	48,670,000	—
BBVA Peru Tranche 2	Mortgage Loan	March 2053	8.40%	—	—		—	11,330,000	—
BBVA Peru	Mortgage Loan	July 2024	8.35%	2,000,000	—		—	2,000,000	—
Total Peru Loans				$2,000,000	$1,205,162	$		$62,000,000	$36,680,766
Colombia (COP denominated)
Bancolombia, S.A.	Mortgage Loan	January 2036	IBR +327 bps no min. rate	—	—		—	23,087,020	18,688,521
Bancolombia, S.A.	Mortgage Loan	May 2036	IBR +365 bps no min. rate	—	—		—	18,738,132	15,145,128
BTG	Secured Bridge Loan	August 2024	IBR +720 bps no min. rate	—	—		—	6,540,992	—
ITAÚ Corpbanca Colombia, S.A.	Mortgage Loan	Paid	IBR +447 bps no min. rate	—	—		—	—	7,047,004
Total Colombia Loans				$—	$—		$—	$48,366,144	$40,880,653
Panama (USD dominated)
Banco BTG Pactual S.A. — Cayman Branch	Secured Bridge Loan	Paid	SOFR + 600 bps, no min rate	—	—		—	—	15,000,000
Total Panama Loans				$—	$—		$—	$—	$15,000,000

Total				$2,620,485	$3,192,272		$1,141,001	$271,344,270	$215,849,667
Accrued financing costs								752,874	2,823,170
Debt issuance costs, net								(2,242,909)	(9,346,062)
Total debt								269,854,235	209,326,775
Less: Current portion of long-term debt								(16,703,098)	(23,576,982)
Less: Reclassified to short term due to debt waiver on Banco Davivienda Alajuela I SRL and Bancolombia & ITAÚ loans								—	(87,366,478)
Total Long-term debt						$		$253,151,137	$98,383,315

Debt Agreements

Secured Bridge Loan

On May 21, 2021, the Group entered into a USD Denominated secured bridge loan agreement of $15.0 million with BTG Pactual, S.A – Cayman Branch. The proceeds of the loan were used to fund the continued growth of the Group. As per the initial conditions, the credit facility was scheduled to mature on June 17, 2022, with a fixed annual interest rate of 5.85%. In June 2022, the Group extended the denominated secured bridge loan to March 17, 2023, including a substitution of the fixed interest rate to a variable interest rate consisting of SOFR annual average plus 600 basis points. The agreement restricts Latam Logistic Properties S.R.L from changing its ownership. This excludes the event of an IPO if Jaguar Growth Partners LLC remains as the final beneficiary of the debtor. This loan was repaid in full by December 31, 2023.

IFC

The IFC secured credit facility includes full development of Latam Logistic Lima Sur through a two-tranche facility. Latam Logistic Lima Sur is a total of six buildings development divided in two phases. The loan has an aggregate borrowing capacity of $53,000,000 and is divided in two tranches corresponding to each development phase.

●	Tranche 1 – The loan is for the financing of the development of phase 1. The loan has a total borrowing capacity of $27,100,000 and is interest only until January 15, 2020 with a balloon payment of $6,865,611 at expiration on July 15, 2028. As of December 31, 2022, the Group had disbursed all of the tranche.

●	Tranche 2 – The loan is for the financing of the development of phase 2. The loan has a total borrowing capacity of $25,900,000 and is interest only until January 15, 2022 with a balloon payment of $6,475,000 at expiration on July 15, 2030. As of December 31, 2022 the Group had disbursed $15,607,323.

The loan bears a commitment fee over unborrowed amounts until December 15, 2022 as follows:

–	June 16, 2019 – December 31, 2019 – 0.50% over unborrowed amount.
–	January 1, 2020 – June 30, 2021 – 1.00% over unborrowed amount.
–	July 1, 2021 – January 15, 2022 – 1.50% over unborrowed amount.

On March 14, 2022, the Group negotiated a new interest rate on the IFC Tranche 1, reducing the spread by 100 basis points, to 425 basis points, effective July 15, 2022. All the other terms and conditions of the loan with IFC remained the same. A gain of $351,503 was recognized as part of modification of this debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2022.

On October 26, 2023, the Group drew on its debt facilities with IFC for a total of $10,292,677 to finance the construction of the Lurin I project in Peru. The related interest expense directly attributable to the construction is capitalized.

On December 15, 2023, the Group refinanced the debt outstanding with IFC Tranche 1 and Tranche 2 for a total amount of $46,973,443 with a mortgage loan denominated in USD with Banco Bilbao Vizcalla Peru (“BBVA Peru”) for an aggregate amount of $60,000,000. A loss of $1,651,793 was recognized as part of the extinguishment of this debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2023.

As per the loan agreement, the Group has to maintain a cash collateral account as a guarantee of the principal during the construction and leasing period. As of December 31, 2022, the Group had a restricted cash equivalent of $1,205,162 in the cash collateral account, which was released from restricted cash in connection with the loan refinance on December 15, 2023.

ITAÚ

On January 6, 2021, LLP entered into a COP denominated secured construction loan facility with ITAÚ Corpbanca Colombia, S.A. (“ITAÚ”) for a total borrowing capacity of COP$35,000 million ($10.1 million as of closing). Proceeds were used for the financing of the construction of building 500 in Latam Logistic Park Calle 80 in Bogota, Colombia. The loan matures on July 6, 2033. The loan bears an annual interest rate of IBR (a short-term interest rate for the Colombian Peso determined by the board of directors of Colombia’s Central Bank) plus 447 basis points and has an annual commitment fee of 0.50% of the undrawn amount of the credit line. The Group was obligated to pay interest only until April 20, 2022 and this loan was fully drawn in October 2021. The debt facility with ITAÚ was paid in full through a sale of the mortgaged property to a third party buyer. The buyer provided an advance of the payment directly to ITAÚ on August 31, 2023 in order to settle the outstanding debt. A loss of $118,073 was recognized as part of the extinguishment of this debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2023.

Bancolombia

On January 22, 2021, LLP entered into a COP denominated financing agreement of COP44,500 million ($12.8 million as of the transaction date) with Bancolombia, S.A. for the financing of the construction of building 300 in Latam Logistic Park Calle 80 in Bogota, Colombia. As of December 31, 2021, the financing was fully disbursed. This financing agreement was further increased by COP$30,000 million ($7.0 million of extension). The financing bears an interest rate of IBR plus 365 basis points, commitment fees of 0.1% per month of the undrawn amount of the loan and has a 15-year term with a balloon payment of 40% at expiration (COP$29,901 million, or $6.9 million as of extension). LLP began to make principal payments in November 2021. On January 19, 2022, the Group increased by COP$34,000 million ($8.4 million per the transaction date exchange rate, same applies to hereafter) its existing financing facilities denominated in COP with Bancolombia from COP$57,810 million ($14.3 million) to COP$91,810 million ($22.7 million). The financing has a fourteen-year term with a balloon payment of COP$42,866 million ($11.4 million) at expiration. The interest accrues at IBR plus 327 basis points. A loss of $653,847 was recognized as part of modification of the debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2022.

On September 22, 2023, the Group negotiated a deferral of principal with Bancolombia, deferring all principal payments for seven months, beginning on October 1, 2023. All the other terms and conditions of the loan with Bancolombia remained the same. A gain of $70,058 was recognized as part of the modification of this debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2023.

BAC Credomatic

In March 2021, LLP entered into two U.S. dollar denominated mortgage loan facilities with BAC Credomatic, S.A. for an aggregate amount of $10.0 million for the financing of the acquisition of two operating properties in San José, Costa Rica. The loans have a fifteen-year term and bear an annual interest rate of three-month LIBOR plus 423 basis point with a minimum interest rate of 5.0%. This loan was refinanced to Banco Nacional de Costa Rica on April 28, 2023.

On July 7, 2021, LLP entered into a U.S. dollar denominated mortgage loan facility of up to $45.5 million with Banco BAC San José, S.A. (“BAC”) on behalf of LatAm Parque Logístico San José - Verbena partnership. Proceeds will be used to finance the construction of LatAm Parque Logístico San José - Verbena, a five-building class-A master-planned logistic park totaling 829,898 square feet of net rentable area, in the Alajuelita submarket in San José, Costa Rica. The loan can be drawn in multiple disbursements up to approximately 60% of the total investment of the project. The mortgage loan has a term of 10 years with a 15-year amortization profile. The stated interest rate is the three-month LIBOR plus 423 basis points. In October 2022, the stated interest rate on the debt facility changed to the three-month SOFR plus 378 basis points. The debt facility has an amortization grace period of 30 months and does not accrue any commitment fees.

On February 16, 2022, the Group repaid one of the loans with BAC Credomatic due to the sale of the underlying property. The loan outstanding balance at the time of the sale was $2,868,155 and the Group recognized a loss of $586 due to the extinguishment of the debt facility and is included in financing costs in the consolidated statements of profit or loss. On March 1, 2023, the Group negotiated a reduced interest rate with BAC Credomatic, S.A. (“BAC”), reducing the interest rate from 3-month SOFR plus 378 basis points to 8.12% for six months. All the other terms and conditions of the loan with BAC remained the same. A gain of $121,038 was recognized as part of the modification of this debt facility and is included in financing costs in the condensed consolidated statements of profit or loss. On October 5, 2023, the Group negotiated to keep the reduced interest rate of 8.12% for six more months. All the other terms and conditions of the loan with BAC remained the same. A loss of $47,466 was recognized as part of the modification of this debt facility and is included in financing costs in the condensed consolidated statements of profit or loss.

As of December 31, 2022, LLP has borrowed $1.0 million of a U.S. dollar denominated mortgage loan facility of up to $1.0 million with Banco BAC San José, S.A. for the financing of the renovations in LatAm Bodegas San Joaquin. The loan matures on June 24, 2032. The loan bears an annual interest rate at the U.S. Prime Rate plus 110 basis points with no minimum interest rate. This loan was refinanced to Banco Nacional de Costa Rica on April 28, 2023.

Banco Promerica

On August 16, 2021, LLP entered into a U.S. dollar denominated mortgage loan of $7.0 million with Banco Promerica de Costa Rica, S.A. for the purchase of a 118,403 square feet logistic facility located in the Coyol submarket in San José, Costa Rica. The loan has a fifteen-year term. The stated interest rate is the U.S. Prime Rate plus 475 basis points. This loan was refinanced to Banco Nacional de Costa Rica on April 28, 2023.

Banco Davivienda

On January 6, 2022, the Group negotiated a new interest rate on the Davivienda de Cosa Rica loans 3-month LIBOR plus 475 basis points and eliminated the interest rate floor, all the other terms and conditions of the loans with Davivienda de Costa Rica remained the same. A gain of $4,077,399 was recognized as part of modification of this debt facility and is included in financing costs in the consolidated statements of profit or loss in the year ended December 31, 2022.

On January 31, 2022, LLP entered into a U.S. dollar denominated mortgage loan of $2.4 million with Banco Davivienda de Costa Rica for the acquisition of a container parking lot. The loan has a fifteen-year term. The loan bears an annual interest rate of U.S. Prime Rate plus 175 basis points. As part of the sale of related investment property, the purchaser of the investment property assumed the balance on the loan on October 31, 2022.

Banco Nacional

On April 28, 2023, the Group refinanced all outstanding loans with Banco Davivienda de Costa Rica, Banco Promerica de Costa Rica, S.A. and all loans except one with BAC Credomatic, S.A., with Banco Nacional de Costa Rica, S.A. A loss of $6,555,113 was recognized as part of extinguishment of these debt facilities and is included in financing costs in the condensed consolidated statements of profit or loss for the year ended December 31, 2023. The Group entered into four U.S. dollar denominated mortgage loans with Banco Nacional de Costa Rica for an aggregate amount of $107,353,410. The loans have a twenty-five-year term. The loans bear a fixed annual interest rate for the first two years and a variable rate thereafter.

On November 1, 2023, LLP refinanced the debt outstanding with Banco Nacional de Costa Rica, S.A. ($7,373,460) with a mortgage loan denominated in USD with Davivienda de Costa Rica for an aggregate amount of $8,000,000. The new mortgage loan matures in 15 years. The loan is subject to a fixed interest rate of 7.00% in the first year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the second year onwards.

BTG

On August 25, 2023 and August 30, 2023, LLP entered into two new line of credit agreement with BTG Pactual Colombia S.A. for COP 15,000,000,000 and COP 10,000,000,000, respectively (approximately $3,679,266 and $2,433,042, respectively, at the date the transactions were initiated). Interest is calculated and paid monthly at the rate of a one-month Colombian IBR plus 720 basis points. Principal repayment is due at maturity, on August 25, 2024 and August 30, 2024, respectively. This debt agreement is guaranteed by the trust established for Latam Logistic Col Propco Cota 1, where Banco BTG Pactual Colombia S.A is established as a guaranteed creditor, with three underlying properties defined as guarantees.

BBVA Peru

On October 19, 2023, the Group entered into a new line of credit agreement with El Banco BBVA Peru for $2,000,000. The line of credit agreement has a nominal rate of 14.45% fixed and an annual effective rate of 8.35%. The line of credit agreement matures in 9 months and follows a monthly repayment schedule. This debt agreement is a senior unsecured loan and is not guaranteed by any of the properties of the Group. As of the issuance date, the Company has fully drawn the line of credit.

On December 15, 2023, LLP entered into a mortgage loan with El Banco BBVA Peru for a total of $60,000,000. The mortgage loan consists of two components: Tranche A and Tranche B. The Tranche A totaling $48,670,000 was used to refinance the Group’s existing debt with IFC. The Tranche B totaling $11,330,000 is expected to finance LLP’s other real estate projects. Tranche A and B will mature in 10 years (with a 35% balloon payment for Tranche A) and carry a fixed interest rate of 8.5% and 8.4%, respectively.

LIBOR Rate – The Group modified all of its Costa Rican loans from LIBOR rate to SOFR by December 31, 2022. In July 2023, the Group modified the rate for IFC loans from 6-month LIBOR to 6-month SOFR.

Long-Term Debt Maturities – Scheduled principal and interest payments due on the Group’s debt as of December 31, 2023, are as follows:

	Mortgage Loan	Secured Bridge Loan	Total
Maturity:
2024	$10,162,104	$6,540,992	$16,703,096
2025	9,569,893	—	9,569,893
2026	10,215,729	—	10,215,729
2027	11,410,890	—	11,410,890
2028	11,835,657	—	11,835,657
Thereafter	211,609,005	—	211,609,005
Accrued and deferred financing cost, net	(1,490,035)	—	(1,490,035)
Total	$263,313,243	$6,540,992	$269,854,235

Financing Cost – The following table summarizes the weighted average net effective interest rate by type of financing facility as of December 31, 2023 and 2022:

	2023		2022
	Weighted Average Interest Rate (1)	Amount Outstanding	Weighted Average Interest Rate (1)	Amount Outstanding

Mortgage Loan	8.5%	$264,803,278	9.2%	$200,849,667
Bridge Loan	20.2%	6,540,992	10.7%	15,000,000
Total	8.8%	$271,344,270	9.3%	$215,849,667

(1)	The interest rate presented represent the effective interest rate (including debt issuance costs) at the end of the year for the debt outstanding.

The following table summarizes the components of financing cost including the deferred financial cost amortization for the year ended December 31, 2023, 2022 and 2021:

	2023	2022	2021

Gross interest expense	$22,557,977	$15,568,346	$9,506,320
Gross commitment fees	128,410	225,261	286,117
Amortization of debt issuance cost	203,237	1,089,893	659,072
Debt modification gain	(143,630)	(3,775,054)	—
Debt extinguishment loss	8,370,997	—	—
Other expense	593,623	112,542	238,740
Total financing cost before capitalization	31,710,614	13,220,988	10,690,249
Capitalized amounts into investment properties	(599,550)	(1,454,262)	(890,691)
Net financing cost	$31,111,064	$11,766,726	$9,799,558
Total cash paid for interest and commitment fees	$24,862,976	$14,505,955	$9,391,336

Debt Reconciliation – The reconciliation of long term debt as of December 31, 2023 and 2022 were as follows:

	2023	2022

Beginning balance	$209,326,775	$188,719,114
Secured bank debt borrowings	199,135,651	44,217,867
Bridge loan borrowings	6,540,992	—
Secured bank debt repayments	(152,416,321)	(13,335,183)
Bridge loan repayments	(66,040)	—
Long—term accrued interest	—	(9,733)
Debt issuance cost	(814,661)	(41,550)
Deferred financing cost amortization	184,423	1,037,824
Debt extinguishment loss	8,370,997	—
Debt modification gain	(143,630)	(3,775,054)
Foreign currency translation effect	(263,951)	(7,486,510)
Ending balance	$269,854,235	$209,326,775

To the extent that the Group borrows funds specifically for the purpose of obtaining a qualifying asset, the Group determined the amount of debt issuance costs eligible for capitalization. Debt issuance costs incurred of ($814,661), ($41,550) and ($1,070,987) for the years ended December 31, 2023, 2022 and 2021, respectively, were capitalized.

Financial Debt Covenants – The loans described above are subject to certain affirmative covenants, including, among others, (i) reporting of financial information; and (ii) maintenance of corporate existence, the sec urity interest in the properties subject to the loan and appropriate insurance for such properties; and (iii) maintenance of certain financial ratios. In addition, the loans are subject to certain negative covenants that restrict Latam Logistic Properties ability to, among other matters, incurs in additional indebtedness under or create additional liens on the properties subject to the loans, change its corporate structure, make certain restricted payments, enter into certain transactions with affiliates, amend certain material contracts.

The loans contain, among others, the following events of default: (i) non-payment; (ii) false representations; (iii) failure to comply with covenants; (iv) inability to generally pay debts as they become due; (v) any bankruptcy or insolvency event; (vi) disposition of the subject properties; or (vii) change of control of the subject properties.

As of December 31, 2023, the group was compliant with, or otherwise had waivers for all debt covenants with its lenders.

As of December 31, 2022, the Group was not in compliance with certain debt covenants set forth in its loan agreements with Banco Davivienda, Bancolombia and ITAÚ. Since the liabilities were payable on demand as of December 31, 2022, and the Group did not have the right to defer its settlement for at least twelve months after that date, the Group reclassified the debt balance with Banco Davivienda, Bancolombia and ITAÚ totaling $87,366,478 to be current liabilities as of December 31, 2022. The Group received the waivers for the requirement to comply with the Banco Davivienda and Bancolombia financial covenants on February 17, 2023 and September 25, 2023, respectively. In April, 2023 the Group refinanced its Banco Davivienda debt, thereby relieving any covenant requirement with that lender. The Bancolombia waiver was effective through December 31, 2023 and ratio compliance testing will next be applicable for this loan in June, 2024. The Group was in compliance with all the other debt covenants as of December 31, 2022.